Registration Nos. 333-160931
Investment Company Act File No. 811-6377

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
☐   Pre-Effective Amendment No. ____    ☒   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS MUNICIPAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices:  Number,
Street, City, State, Zip Code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York  10166

(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant’s Registration Statement on Form N-14 (File No. 333-160931), filed with the Securities and Exchange Commission (the “SEC”) on July 31, 2009, the definitive versions of which were filed with the SEC on September 3, 2009 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinions as Exhibit Nos. 12(a)-(c) to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File No. 33-42162) (the “Registration Statement”), filed December 15, 2008 (“Post-Effective Amendment No. 33”).

Item 16	Exhibits.

(1)(a)
Registrant’s Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 10 to the Registration Statement, filed April 1, 1996 (“Post-Effective Amendment No. 10”).

(1)(b)
Registrant’s Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 20 to the Registration Statement, filed January 29, 2003 (“Post-Effective Amendment No. 20”).

(1)(c)
Registrant’s Certificates of Correction to Articles of Amendment and Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 22 to the Registration Statement, filed December 29, 2003 (“Post-Effective Amendment No. 22”).

(1)(d)
Registrant’s Articles of Amendment are incorporated by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 30 to the Registration Statement, filed March 15, 2007 (“Post-Effective Amendment No. 30”).

(1)(e)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(v) of Post-Effective Amendment No. 32 to the Registration Statement, filed October 16, 2008.

(1)(f)	Registrant’s Articles Supplementary are incorporated by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 33.

(2)	Registrant’s Amended By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 27 to the Registration Statement, filed December 27, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization.**

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)
Management Agreement, as revised, is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 31 to the Registration Statement, filed December 27, 2007 (“Post-Effective Amendment No. 31”).

(7)(a)	Distribution Agreement, as revised, is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 31.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 21 to the Registration Statement, filed March 28, 2003.

(7)(c)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 28 to the Registration Statement, filed February 27, 2007.

(8)	Not Applicable.

(9)(a)	Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 10.

(9)(b)	Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 18, filed December 28, 2001 (“Post-Effective Amendment No. 18”).

(9)(c)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 33.

(9)(d)	Forms of Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 3 to the Registration Statement, filed December 15, 1993.

(9)(e)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 18.

(10)(a)	Shareholder Services Plan, as revised, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 30.

(10)(b)	Rule 12b-1 Service Plan, as revised, is incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 30.

(10)(c)	Rule 12b-1 Distribution Plan, as revised, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 30.

(10)(d)	Rule 18f-3 Plan, as revised, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 33.

(11)	Opinion and Consent of Registrant’s counsel.**

(12)(a)	Opinion and Consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus Michigan Fund.*

(12)(b)	Opinion and Consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus North Carolina Fund.*

(12)(c)	Opinion and Consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus Virginia Fund.*

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.**

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)(a)	Form of Proxy.**

(17)(b)	The Prospectus and Statement of Additional Information of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement (File No. 33-42162).

____________________

* **	Filed herewith. Incorporated by reference from Registrant’s Registration Statement on Form N-14 (File No. 333-160931), filed with the SEC on July 31, 2009.

Item 17	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 21st day of June, 2010.

DREYFUS MUNICIPAL FUNDS, INC.

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	June 21, 2010
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	June 21, 2010
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	June 21, 2010
Joseph S. DiMartino

/s/ William Hodding Carter III*	Board Member	June 21, 2010
William Hodding Carter III

/s/ Gordon J. Davis*	Board Member	June 21, 2010
Gordon J. Davis

/s/ David Burke*	Board Member	June 21, 2010
David Burke

/s/ Joni Evans*	Board Member	June 21, 2010
Joni Evans

/s/ Ehud Houminer*	Board Member	June 21, 2010
Ehud Houminer

/s/ Richard C. Leone*	Board Member	June 21, 2010
Richard C. Leone

/s/ Hans C. Mautner*	Board Member	June 21, 2010
Hans C. Mautner

/s/ Robin A. Melvin*	Board Member	June 21, 2010
Robin A. Melvin

/s/ Burton Wallack*	Board Member	June 21, 2010
Burton Wallack

/s/ John E. Zuccotti*	Board Member	June 21, 2010
John E. Zuccotti

*By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)(a)	Opinion and Consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus Michigan Fund.

(12)(b)	Opinion and Consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus North Carolina Fund.

(12)(c)	Opinion and Consent of counsel regarding tax matters for the Registrant, on behalf of Dreyfus Virginia Fund.